CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 15,696,579	$ 4,298,179	$ 1,900,836
Accounts receivable, net of allowance of $0 and $40,000, respectively		0	63,049
Prepaid expenses		0	6,435
Inventories, net		0	7,103
Total current assets	15,696,579	4,298,179	1,977,423
PROPERTY AND EQUIPMENT, NET	121,047	128,671	130,472
OTHER ASSETS
Intangible assets, net	14,448	101,114	274,446
Other assets	13,767	25,180	13,766
Operating lease right of use asset	61,998	129,003	243,526
TOTAL ASSETS	15,907,839	4,682,147	2,639,633
CURRENT LIABILITIES:
Accounts payable - trade	429,233	487,810	810,943
Accounts payable - related parties	5,347	5,687	7,048
Accrued expenses	640,212	401,178	460,055
Accrued expenses - related parties	734,326	591,600	458,500
Convertible notes payable	5,057,510	3,967,578	3,954,241
Simple agreements for future equity	1,125,000	785,000	0
Current portion of operating lease right of use liability	65,408	108,779	124,523
Deferred revenue	4,988	0
Total current liabilities	8,062,024	6,347,632	5,815,310
NON-CURRENT LIABILITIES:
Notes payable - PPP	431,803	226,170
Operating lease right of use liability, net of current portion	256	23,256	121,613
Total non-current liabilities	432,059	249,426	121,613
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' DEFICIT
Preferred stock	0	0	0
Common stock	28,258	24,807	18,366
Additional paid in capital	74,021,923	54,023,758	39,085,179
Accumulated deficit	(66,639,230)	(55,966,281)	(42,403,640)
Total stockholders' equity (deficit)	7,413,756	(1,914,911)	(3,297,290)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	15,907,839	4,682,147	2,639,633
Series A Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock		0	0
Series C Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	1,790	1,790	1,790
Series D Convertible Preferred Stock
STOCKHOLDERS' DEFICIT
Preferred stock	$ 1,015	$ 1,015	$ 1,015